UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2015

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	1,148,109	$10,769,263
MFS Commodity Strategy Fund - Class R5 (v)	828,958	5,139,538
MFS Emerging Markets Debt Fund - Class R5	746,990	10,793,999
MFS Emerging Markets Debt Local Currency Fund - Class R5	748,701	5,293,319
MFS Global Bond Fund - Class R5	3,194,941	27,029,204
MFS Global Real Estate Fund - Class R5	344,843	5,424,380
MFS Government Securities Fund - Class R5	5,362,317	54,052,160
MFS Growth Fund - Class R5	278,556	21,574,175
MFS High Income Fund - Class R5	4,706,443	16,190,164
MFS Inflation-Adjusted Bond Fund - Class R5	5,203,626	54,013,639
MFS International Growth Fund - Class R5	192,883	5,402,630
MFS International Value Fund - Class R5	149,279	5,414,348
MFS Limited Maturity Fund - Class R5	18,003,322	107,839,898
MFS Mid Cap Growth Fund - Class R5	1,031,064	16,259,881
MFS Mid Cap Value Fund - Class R5	770,463	16,241,359
MFS New Discovery Fund - Class R5	195,455	5,384,778
MFS New Discovery Value Fund - Class R5	408,197	5,371,877
MFS Research Fund - Class R5	538,560	21,553,188
MFS Research International Fund - Class R5	922,022	16,292,121
MFS Total Return Bond Fund - Class R5	10,046,761	108,203,621
MFS Value Fund - Class R5	604,498	21,562,435
Total Underlying Affiliated Funds		$539,805,977

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	701,340	$701,340
Total Investments		$540,507,317

Other Assets, Less Liabilities - 0.1%		346,586
Net Assets - 100.0%		$540,853,903

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$540,507,317	$—	$—	$540,507,317

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the fund’s assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$505,771,981
Gross unrealized appreciation	42,240,572
Gross unrealized depreciation	(7,505,236)
Net unrealized appreciation (depreciation)	$34,735,336

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,148,747	19,938	(20,576)	1,148,109
MFS Commodity Strategy Fund	798,738	62,147	(31,927)	828,958
MFS Emerging Markets Debt Fund	738,664	20,990	(12,664)	746,990
MFS Emerging Markets Debt Local Currency Fund	712,954	46,679	(10,932)	748,701
MFS Global Bond Fund	3,163,368	67,073	(35,500)	3,194,941
MFS Global Real Estate Fund	335,202	22,628	(12,987)	344,843
MFS Government Securities Fund	5,403,905	68,199	(109,787)	5,362,317
MFS Growth Fund	293,971	7,171	(22,586)	278,556
MFS High Income Fund	4,674,326	124,151	(92,034)	4,706,443
MFS Inflation-Adjusted Bond Fund	5,216,982	84,406	(97,762)	5,203,626
MFS Institutional Money Market Portfolio	459,319	12,707,082	(12,465,061)	701,340
MFS International Growth Fund	193,896	10,229	(11,242)	192,883
MFS International Value Fund	150,944	6,795	(8,460)	149,279
MFS Limited Maturity Fund	18,325,377	114,094	(436,149)	18,003,322
MFS Mid Cap Growth Fund	1,072,685	22,779	(64,400)	1,031,064
MFS Mid Cap Value Fund	775,586	25,438	(30,561)	770,463
MFS New Discovery Fund	204,722	7,103	(16,370)	195,455
MFS New Discovery Value Fund	411,255	14,042	(17,100)	408,197
MFS Research Fund	557,139	13,108	(31,687)	538,560
MFS Research International Fund	926,737	53,558	(58,273)	922,022
MFS Total Return Bond Fund	10,034,020	172,379	(159,638)	10,046,761
MFS Value Fund	621,456	16,345	(33,303)	604,498

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(11,197)	$—	$23,975	$10,769,263
MFS Commodity Strategy Fund	(85,010)	—	—	5,139,538
MFS Emerging Markets Debt Fund	(7,501)	—	131,901	10,793,999
MFS Emerging Markets Debt Local Currency Fund	(5,534)	—	78,718	5,293,319
MFS Global Bond Fund	(71,599)	—	123,550	27,029,204
MFS Global Real Estate Fund	(4,471)	53,614	26,202	5,424,380
MFS Government Securities Fund	(47,853)	—	327,025	54,052,160
MFS Growth Fund	97,802	47,391	—	21,574,175
MFS High Income Fund	(11,221)	—	234,567	16,190,164
MFS Inflation-Adjusted Bond Fund	(91,696)	—	—	54,013,639
MFS Institutional Money Market Portfolio	—	—	214	701,340
MFS International Growth Fund	11,747	—	—	5,402,630
MFS International Value Fund	14,932	—	—	5,414,348
MFS Limited Maturity Fund	(70,982)	—	338,617	107,839,898
MFS Mid Cap Growth Fund	58,846	—	—	16,259,881
MFS Mid Cap Value Fund	23,619	—	—	16,241,359
MFS New Discovery Fund	18,935	—	—	5,384,778
MFS New Discovery Value Fund	12,675	—	—	5,371,877
MFS Research Fund	47,703	—	—	21,553,188
MFS Research International Fund	36,925	—	—	16,292,121
MFS Total Return Bond Fund	(32,251)	—	834,616	108,203,621
MFS Value Fund	27,310	—	107,713	21,562,435

	$(88,821)	$101,005	$2,227,098	$540,507,317

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2015 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.7%
MFS Absolute Return Fund - Class R5	104,521	$980,407
MFS Commodity Strategy Fund - Class R5 (v)	78,223	484,981
MFS Emerging Markets Debt Fund - Class R5	69,231	1,000,383
MFS Emerging Markets Debt Local Currency Fund - Class R5	71,615	506,319
MFS Global Bond Fund - Class R5	290,550	2,458,056
MFS Global Real Estate Fund - Class R5	31,319	492,652
MFS Government Securities Fund - Class R5	487,199	4,910,966
MFS Growth Fund - Class R5	25,671	1,988,240
MFS High Income Fund - Class R5	438,325	1,507,837
MFS Inflation-Adjusted Bond Fund - Class R5	472,620	4,905,796
MFS International Growth Fund - Class R5	18,140	508,089
MFS International Value Fund - Class R5	14,006	507,985
MFS Limited Maturity Fund - Class R5	1,608,372	9,634,148
MFS Mid Cap Growth Fund - Class R5	94,407	1,488,797
MFS Mid Cap Value Fund - Class R5	70,635	1,488,983
MFS New Discovery Fund - Class R5	17,831	491,247
MFS New Discovery Value Fund - Class R5	37,364	491,713
MFS Research Fund - Class R5	49,634	1,986,353
MFS Research International Fund - Class R5	84,797	1,498,368
MFS Total Return Bond Fund - Class R5	905,438	9,751,564
MFS Value Fund - Class R5	55,716	1,987,381
Total Underlying Affiliated Funds		$49,070,265

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	200,087	$200,087
Total Investments		$49,270,352

Other Assets, Less Liabilities - (0.1)%		(45,540)
Net Assets - 100.0%		$49,224,812

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$49,270,352	$—	$—	$49,270,352

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,916,389
Gross unrealized appreciation	2,313,580
Gross unrealized depreciation	(959,617)
Net unrealized appreciation (depreciation)	$1,353,963

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	108,428	2,651	(6,558)	104,521
MFS Commodity Strategy Fund	76,123	9,635	(7,535)	78,223
MFS Emerging Markets Debt Fund	72,934	1,969	(5,672)	69,231
MFS Emerging Markets Debt Local Currency Fund	73,733	4,535	(6,653)	71,615
MFS Global Bond Fund	299,144	9,179	(17,773)	290,550
MFS Global Real Estate Fund	31,738	1,901	(2,320)	31,319
MFS Government Securities Fund	509,685	9,596	(32,082)	487,199
MFS Growth Fund	29,016	684	(4,029)	25,671
MFS High Income Fund	467,389	10,423	(39,487)	438,325
MFS Inflation-Adjusted Bond Fund	491,306	12,567	(31,253)	472,620
MFS Institutional Money Market Portfolio	132,138	2,578,790	(2,510,841)	200,087
MFS International Growth Fund	19,985	854	(2,699)	18,140
MFS International Value Fund	15,550	510	(2,054)	14,006
MFS Limited Maturity Fund	1,654,434	35,116	(81,178)	1,608,372
MFS Mid Cap Growth Fund	104,421	1,984	(11,998)	94,407
MFS Mid Cap Value Fund	75,463	2,152	(6,980)	70,635
MFS New Discovery Fund	19,376	848	(2,393)	17,831
MFS New Discovery Value Fund	38,914	1,550	(3,100)	37,364
MFS Research Fund	54,995	1,294	(6,655)	49,634
MFS Research International Fund	90,385	5,058	(10,646)	84,797
MFS Total Return Bond Fund	925,780	26,590	(46,932)	905,438
MFS Value Fund	61,323	1,555	(7,162)	55,716

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,357)	$—	$2,193	$980,407
MFS Commodity Strategy Fund	(17,154)	—	—	484,981
MFS Emerging Markets Debt Fund	(7,307)	—	12,536	1,000,383
MFS Emerging Markets Debt Local Currency Fund	(3,384)	—	7,732	506,319
MFS Global Bond Fund	(31,626)	—	11,429	2,458,056
MFS Global Real Estate Fund	(114)	4,862	2,376	492,652
MFS Government Securities Fund	(9,556)	—	30,159	4,910,966
MFS Growth Fund	40,103	4,461	—	1,988,240
MFS High Income Fund	(3,095)	—	22,515	1,507,837
MFS Inflation-Adjusted Bond Fund	(29,594)	—	—	4,905,796
MFS Institutional Money Market Portfolio	—	—	31	200,087
MFS International Growth Fund	5,004	—	—	508,089
MFS International Value Fund	7,526	—	—	507,985
MFS Limited Maturity Fund	(8,552)	—	30,245	9,634,148
MFS Mid Cap Growth Fund	17,911	—	—	1,488,797
MFS Mid Cap Value Fund	6,166	—	—	1,488,983
MFS New Discovery Fund	1,676	—	—	491,247
MFS New Discovery Value Fund	1,619	—	—	491,713
MFS Research Fund	18,569	—	—	1,986,353
MFS Research International Fund	9,323	—	—	1,498,368
MFS Total Return Bond Fund	(10,299)	—	75,816	9,751,564
MFS Value Fund	16,914	—	10,148	1,987,381

	$2,773	$9,323	$205,180	$49,270,352

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2020 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100%
MFS Absolute Return Fund - Class R5	752,789	$7,061,163
MFS Commodity Strategy Fund - Class R5 (v)	607,053	3,763,731
MFS Emerging Markets Debt Fund - Class R5	748,341	10,813,521
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,006,893	7,118,732
MFS Global Bond Fund - Class R5	2,136,087	18,071,292
MFS Global Real Estate Fund - Class R5	238,360	3,749,410
MFS Government Securities Fund - Class R5	3,582,469	36,111,291
MFS Growth Fund - Class R5	282,230	21,858,714
MFS High Income Fund - Class R5	5,241,104	18,029,399
MFS Inflation-Adjusted Bond Fund - Class R5	3,439,779	35,704,909
MFS International Growth Fund - Class R5	262,367	7,348,901
MFS International New Discovery Fund - Class R5	4,360	129,782
MFS International Value Fund - Class R5	202,760	7,354,093
MFS Limited Maturity Fund - Class R5	5,792,197	34,695,261
MFS Mid Cap Growth Fund - Class R5	942,807	14,868,072
MFS Mid Cap Value Fund - Class R5	704,626	14,853,517
MFS New Discovery Fund - Class R5	133,496	3,677,811
MFS New Discovery Value Fund - Class R5	278,328	3,662,802
MFS Research Fund - Class R5	545,463	21,829,418
MFS Research International Fund - Class R5	837,821	14,804,289
MFS Total Return Bond Fund - Class R5	4,952,422	53,337,583
MFS Value Fund - Class R5	612,281	21,840,058
Total Underlying Affiliated Funds		$360,683,749

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	27	$27
Total Investments		$360,683,776

Other Assets, Less Liabilities - 0.0%		147,073
Net Assets - 100.0%		$360,830,849

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$360,683,776	$—	$—	$360,683,776

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$317,194,901
Gross unrealized appreciation	49,341,999
Gross unrealized depreciation	(5,853,124)
Net unrealized appreciation (depreciation)	$43,488,875

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	726,200	28,068	(1,479)	752,789
MFS Commodity Strategy Fund	632,482	28,689	(54,118)	607,053
MFS Emerging Markets Debt Fund	736,486	21,170	(9,315)	748,341
MFS Emerging Markets Debt Local Currency Fund	952,304	58,490	(3,901)	1,006,893
MFS Global Bond Fund	2,093,779	60,065	(17,757)	2,136,087
MFS Global Real Estate Fund	242,441	6,275	(10,356)	238,360
MFS Government Securities Fund	3,566,820	72,003	(56,354)	3,582,469
MFS Growth Fund	302,401	1,384	(21,555)	282,230
MFS High Income Fund	5,162,004	144,243	(65,143)	5,241,104
MFS Inflation-Adjusted Bond Fund	3,352,589	109,587	(22,397)	3,439,779
MFS Institutional Money Market Portfolio	115,762	8,414,682	(8,530,417)	27
MFS International Growth Fund	271,415	3,628	(12,676)	262,367
MFS International New Discovery Fund	11,449	—	(7,089)	4,360
MFS International Value Fund	210,802	2,267	(10,309)	202,760
MFS Limited Maturity Fund	5,494,568	303,850	(6,221)	5,792,197
MFS Mid Cap Growth Fund	1,017,858	1,119	(76,170)	942,807
MFS Mid Cap Value Fund	733,189	5,664	(34,227)	704,626
MFS New Discovery Fund	143,479	1,306	(11,289)	133,496
MFS New Discovery Value Fund	285,957	4,791	(12,420)	278,328
MFS Research Fund	572,063	2,446	(29,046)	545,463
MFS Research International Fund	865,645	12,163	(39,987)	837,821
MFS Total Return Bond Fund	4,757,242	211,633	(16,453)	4,952,422
MFS Value Fund	636,848	7,244	(31,811)	612,281

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(910)	$—	$15,544	$7,061,163
MFS Commodity Strategy Fund	(147,948)	—	—	3,763,731
MFS Emerging Markets Debt Fund	(12,872)	—	131,747	10,813,521
MFS Emerging Markets Debt Local Currency Fund	(1,593)	—	104,964	7,118,732
MFS Global Bond Fund	(35,880)	—	82,203	18,071,292
MFS Global Real Estate Fund	10,942	18,084	37,004	3,749,410
MFS Government Securities Fund	(21,740)	—	217,540	36,111,291
MFS Growth Fund	360,262	48,657	—	21,858,714
MFS High Income Fund	(6,196)	—	260,639	18,029,399
MFS Inflation-Adjusted Bond Fund	(23,018)	—	—	35,704,909
MFS Institutional Money Market Portfolio	—	—	78	27
MFS International Growth Fund	27,241	—	—	7,348,901
MFS International New Discovery Fund	117,510	—	—	129,782
MFS International Value Fund	66,606	—	—	7,354,093
MFS Limited Maturity Fund	(832)	—	105,015	34,695,261
MFS Mid Cap Growth Fund	392,848	—	—	14,868,072
MFS Mid Cap Value Fund	133,686	—	—	14,853,517
MFS New Discovery Fund	30,654	—	—	3,677,811
MFS New Discovery Value Fund	20,140	—	—	3,662,802
MFS Research Fund	57,347	—	—	21,829,418
MFS Research International Fund	68,307	—	—	14,804,289
MFS Total Return Bond Fund	(5,453)	—	403,057	53,337,583
MFS Value Fund	66,548	—	110,422	21,840,058

	$1,095,649	$66,741	$1,468,213	$360,683,776

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2025 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	139,884	$1,312,096
MFS Commodity Strategy Fund - Class R5 (v)	631,660	3,916,293
MFS Emerging Markets Debt Fund - Class R5	273,860	3,957,277
MFS Emerging Markets Debt Local Currency Fund - Class R5	368,968	2,608,602
MFS Emerging Markets Equity Fund - Class R5	1,954	53,602
MFS Global Bond Fund - Class R5	762,915	6,454,257
MFS Global Real Estate Fund - Class R5	171,888	2,703,801
MFS Government Securities Fund - Class R5	1,260,643	12,707,284
MFS Growth Fund - Class R5	139,264	10,786,016
MFS High Income Fund - Class R5	1,919,869	6,604,351
MFS Inflation-Adjusted Bond Fund - Class R5	879,202	9,126,117
MFS International Growth Fund - Class R5	144,626	4,050,982
MFS International New Discovery Fund - Class R5	45,999	1,369,399
MFS International Value Fund - Class R5	112,486	4,079,859
MFS Mid Cap Growth Fund - Class R5	594,677	9,378,064
MFS Mid Cap Value Fund - Class R5	443,613	9,351,362
MFS New Discovery Fund - Class R5	72,595	1,999,990
MFS New Discovery Value Fund - Class R5	152,052	2,000,998
MFS Research Fund - Class R5	262,611	10,509,690
MFS Research International Fund - Class R5	453,162	8,007,377
MFS Total Return Bond Fund - Class R5	958,346	10,321,386
MFS Value Fund - Class R5	298,960	10,663,900
Total Underlying Affiliated Funds		$131,962,703

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	336,093	$336,093
Total Investments		$132,298,796

Other Assets, Less Liabilities - (0.1)%		(196,594)
Net Assets - 100.0%		$132,102,202

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$132,298,796	$—	$—	$132,298,796

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$124,518,701
Gross unrealized appreciation	10,542,241
Gross unrealized depreciation	(2,762,146)
Net unrealized appreciation (depreciation)	$7,780,095

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	135,448	7,274	(2,838)	139,884
MFS Commodity Strategy Fund	587,168	74,108	(29,616)	631,660
MFS Emerging Markets Debt Fund	261,593	17,989	(5,722)	273,860
MFS Emerging Markets Debt Local Currency Fund	338,504	36,399	(5,935)	368,968
MFS Emerging Markets Equity Fund	3,962	—	(2,008)	1,954
MFS Global Bond Fund	709,122	62,968	(9,175)	762,915
MFS Global Real Estate Fund	165,268	9,794	(3,174)	171,888
MFS Government Securities Fund	1,164,875	110,290	(14,522)	1,260,643
MFS Growth Fund	143,594	2,324	(6,654)	139,264
MFS High Income Fund	1,839,457	119,577	(39,165)	1,919,869
MFS Inflation-Adjusted Bond Fund	839,670	61,475	(21,943)	879,202
MFS Institutional Money Market Portfolio	175,511	5,974,182	(5,813,600)	336,093
MFS International Growth Fund	145,048	5,040	(5,462)	144,626
MFS International New Discovery Fund	47,164	820	(1,985)	45,999
MFS International Value Fund	112,982	3,325	(3,821)	112,486
MFS Mid Cap Growth Fund	607,984	6,898	(20,205)	594,677
MFS Mid Cap Value Fund	438,148	15,121	(9,656)	443,613
MFS New Discovery Fund	75,263	1,962	(4,630)	72,595
MFS New Discovery Value Fund	150,109	6,430	(4,487)	152,052
MFS Research Fund	262,869	5,579	(5,837)	262,611
MFS Research International Fund	443,086	23,670	(13,594)	453,162
MFS Total Return Bond Fund	896,169	74,577	(12,400)	958,346
MFS Value Fund	302,805	5,074	(8,919)	298,960

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(787)	$—	$2,903	$1,312,096
MFS Commodity Strategy Fund	(70,975)	—	—	3,916,293
MFS Emerging Markets Debt Fund	(8,415)	—	47,546	3,957,277
MFS Emerging Markets Debt Local Currency Fund	(4,163)	—	37,935	2,608,602
MFS Emerging Markets Equity Fund	(3,611)	—	—	53,602
MFS Global Bond Fund	(17,092)	—	28,576	6,454,257
MFS Global Real Estate Fund	(2,220)	26,685	13,041	2,703,801
MFS Government Securities Fund	(4,962)	—	73,608	12,707,284
MFS Growth Fund	10,938	23,381	—	10,786,016
MFS High Income Fund	(5,779)	—	93,925	6,604,351
MFS Inflation-Adjusted Bond Fund	(20,934)	—	—	9,126,117
MFS Institutional Money Market Portfolio	—	—	56	336,093
MFS International Growth Fund	2,659	—	—	4,050,982
MFS International New Discovery Fund	2,183	—	—	1,369,399
MFS International Value Fund	2,794	—	—	4,079,859
MFS Mid Cap Growth Fund	4,323	—	—	9,378,064
MFS Mid Cap Value Fund	179	—	—	9,351,362
MFS New Discovery Fund	(1,307)	—	—	1,999,990
MFS New Discovery Value Fund	1,531	—	—	2,000,998
MFS Research Fund	(2,134)	—	—	10,509,690
MFS Research International Fund	2,379	—	—	8,007,377
MFS Total Return Bond Fund	(3,732)	—	77,049	10,321,386
MFS Value Fund	(316)	—	53,171	10,663,900

	$(119,441)	$50,066	$427,810	$132,298,796

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2030 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	431,559	$4,048,023
MFS Commodity Strategy Fund - Class R5 (v)	2,577,331	15,979,452
MFS Emerging Markets Debt Fund - Class R5	843,083	12,182,549
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,125,922	7,960,268
MFS Emerging Markets Equity Fund - Class R5	151,171	4,146,618
MFS Global Bond Fund - Class R5	965,090	8,164,665
MFS Global Real Estate Fund - Class R5	807,894	12,708,167
MFS Growth Fund - Class R5	596,443	46,194,493
MFS High Income Fund - Class R5	5,892,884	20,271,522
MFS Inflation-Adjusted Bond Fund - Class R5	1,983,727	20,591,091
MFS International Growth Fund - Class R5	747,487	20,937,097
MFS International New Discovery Fund - Class R5	284,455	8,468,216
MFS International Value Fund - Class R5	580,598	21,058,273
MFS Mid Cap Growth Fund - Class R5	2,387,542	37,651,540
MFS Mid Cap Value Fund - Class R5	1,772,469	37,363,647
MFS New Discovery Fund - Class R5	301,818	8,315,086
MFS New Discovery Value Fund - Class R5	627,491	8,257,782
MFS Research Fund - Class R5	828,243	33,146,272
MFS Research International Fund - Class R5	1,656,650	29,273,007
MFS Total Return Bond Fund - Class R5	1,157,106	12,462,034
MFS Value Fund - Class R5	1,278,717	45,611,875
Total Underlying Affiliated Funds		$414,791,677

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	35	$35
Total Investments		$414,791,712

Other Assets, Less Liabilities - 0.0%		128,910
Net Assets - 100.0%		$414,920,622

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$414,791,712	$—	$—	$414,791,712

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$344,814,466
Gross unrealized appreciation	77,926,359
Gross unrealized depreciation	(7,949,113)
Net unrealized appreciation (depreciation)	$69,977,246

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	407,793	25,539	(1,773)	431,559
MFS Commodity Strategy Fund	2,414,842	215,776	(53,287)	2,577,331
MFS Emerging Markets Debt Fund	786,522	59,487	(2,926)	843,083
MFS Emerging Markets Debt Local Currency Fund	1,016,461	109,853	(392)	1,125,922
MFS Emerging Markets Equity Fund	141,680	10,226	(735)	151,171
MFS Global Bond Fund	897,515	71,571	(3,996)	965,090
MFS Global Real Estate Fund	771,999	46,206	(10,311)	807,894
MFS Growth Fund	607,663	4,666	(15,886)	596,443
MFS High Income Fund	5,529,551	413,312	(49,979)	5,892,884
MFS Inflation-Adjusted Bond Fund	1,890,956	116,745	(23,974)	1,983,727
MFS Institutional Money Market Portfolio	325,286	8,577,554	(8,902,805)	35
MFS International Growth Fund	734,976	17,918	(5,407)	747,487
MFS International New Discovery Fund	286,164	3,059	(4,768)	284,455
MFS International Value Fund	572,072	14,365	(5,839)	580,598
MFS Mid Cap Growth Fund	2,426,163	23,045	(61,666)	2,387,542
MFS Mid Cap Value Fund	1,744,754	47,458	(19,743)	1,772,469
MFS New Discovery Fund	313,930	4,417	(16,529)	301,818
MFS New Discovery Value Fund	620,810	21,057	(14,376)	627,491
MFS Research Fund	830,445	6,812	(9,014)	828,243
MFS Research International Fund	1,622,394	45,472	(11,216)	1,656,650
MFS Total Return Bond Fund	1,108,500	62,260	(13,654)	1,157,106
MFS Value Fund	1,276,787	15,137	(13,207)	1,278,717

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(899)	$—	$8,907	$4,048,023
MFS Commodity Strategy Fund	(163,347)	—	—	15,979,452
MFS Emerging Markets Debt Fund	(3,903)	—	145,362	12,182,549
MFS Emerging Markets Debt Local Currency Fund	(234)	—	115,641	7,960,268
MFS Emerging Markets Equity Fund	(2,270)	—	—	4,146,618
MFS Global Bond Fund	(4,474)	—	36,353	8,164,665
MFS Global Real Estate Fund	(5,442)	125,549	61,356	12,708,167
MFS Growth Fund	36,702	99,646	—	46,194,493
MFS High Income Fund	(5,828)	—	286,832	20,271,522
MFS Inflation-Adjusted Bond Fund	(22,718)	—	—	20,591,091
MFS Institutional Money Market Portfolio	—	—	101	35
MFS International Growth Fund	321	—	—	20,937,097
MFS International New Discovery Fund	5,632	—	—	8,468,216
MFS International Value Fund	727	—	—	21,058,273
MFS Mid Cap Growth Fund	20,147	—	—	37,651,540
MFS Mid Cap Value Fund	2,543	—	—	37,363,647
MFS New Discovery Fund	2,908	—	—	8,315,086
MFS New Discovery Value Fund	6,072	—	—	8,257,782
MFS Research Fund	(2,428)	—	—	33,146,272
MFS Research International Fund	1,708	—	—	29,273,007
MFS Total Return Bond Fund	(3,221)	—	94,578	12,462,034
MFS Value Fund	807	—	226,158	45,611,875

	$(137,197)	$225,195	$975,288	$414,791,712

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2035 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	57,280	$537,289
MFS Commodity Strategy Fund - Class R5 (v)	794,093	4,923,375
MFS Emerging Markets Debt Fund - Class R5	111,873	1,616,559
MFS Emerging Markets Debt Local Currency Fund - Class R5	150,389	1,063,253
MFS Emerging Markets Equity Fund - Class R5	61,154	1,677,461
MFS Global Bond Fund - Class R5	127,852	1,081,630
MFS Global Real Estate Fund - Class R5	289,622	4,555,749
MFS Growth Fund - Class R5	167,854	13,000,316
MFS High Income Fund - Class R5	783,368	2,694,786
MFS Inflation-Adjusted Bond Fund - Class R5	400,450	4,156,667
MFS International Growth Fund - Class R5	240,737	6,743,056
MFS International New Discovery Fund - Class R5	114,213	3,400,130
MFS International Value Fund - Class R5	187,049	6,784,283
MFS Mid Cap Growth Fund - Class R5	677,353	10,681,856
MFS Mid Cap Value Fund - Class R5	505,364	10,653,066
MFS New Discovery Fund - Class R5	91,434	2,519,020
MFS New Discovery Value Fund - Class R5	191,290	2,517,374
MFS Research Fund - Class R5	222,673	8,911,371
MFS Research International Fund - Class R5	478,235	8,450,413
MFS Total Return Bond Fund - Class R5	286,229	3,082,686
MFS Value Fund - Class R5	359,622	12,827,720
Total Underlying Affiliated Funds		$111,878,060

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	254,653	$254,653
Total Investments		$112,132,713

Other Assets, Less Liabilities - (0.1)%		(123,896)
Net Assets - 100.0%		$112,008,817

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$112,132,713	$—	$—	$112,132,713

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$104,018,632
Gross unrealized appreciation	10,016,326
Gross unrealized depreciation	(1,902,245)
Net unrealized appreciation (depreciation)	$8,114,081

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	50,975	6,701	(396)	57,280
MFS Commodity Strategy Fund	702,122	111,211	(19,240)	794,093
MFS Emerging Markets Debt Fund	98,175	14,488	(790)	111,873
MFS Emerging Markets Debt Local Currency	126,652	24,100	(363)	150,389
MFS Emerging Markets Equity Fund	54,456	7,584	(886)	61,154
MFS Global Bond Fund	112,174	16,603	(925)	127,852
MFS Global Real Estate Fund	266,973	25,355	(2,706)	289,622
MFS Growth Fund	165,044	5,356	(2,546)	167,854
MFS High Income Fund	689,914	98,291	(4,837)	783,368
MFS Inflation-Adjusted Bond Fund	368,316	38,734	(6,600)	400,450
MFS Institutional Money Market Portfolio	127,597	5,914,627	(5,787,571)	254,653
MFS International Growth Fund	229,115	16,617	(4,995)	240,737
MFS International New Discovery Fund	110,033	5,432	(1,252)	114,213
MFS International Value Fund	178,644	10,727	(2,322)	187,049
MFS Mid Cap Growth Fund	664,682	21,757	(9,086)	677,353
MFS Mid Cap Value Fund	480,080	30,429	(5,145)	505,364
MFS New Discovery Fund	90,869	3,600	(3,035)	91,434
MFS New Discovery Value Fund	181,724	14,164	(4,598)	191,290
MFS Research Fund	216,527	8,173	(2,027)	222,673
MFS Research International Fund	452,676	35,104	(9,545)	478,235
MFS Total Return Bond Fund	265,653	25,099	(4,523)	286,229
MFS Value Fund	348,651	14,968	(3,997)	359,622

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(92)	$—	$1,159	$537,289
MFS Commodity Strategy Fund	(46,777)	—	—	4,923,375
MFS Emerging Markets Debt Fund	(1,081)	—	18,677	1,616,559
MFS Emerging Markets Debt Local Currency	(255)	—	14,874	1,063,253
MFS Emerging Markets Equity Fund	(3,764)	—	—	1,677,461
MFS Global Bond Fund	(939)	—	4,673	1,081,630
MFS Global Real Estate Fund	(2,013)	44,962	21,974	4,555,749
MFS Growth Fund	1,744	27,821	—	13,000,316
MFS High Income Fund	(736)	—	36,842	2,694,786
MFS Inflation-Adjusted Bond Fund	(6,393)	—	—	4,156,667
MFS Institutional Money Market Portfolio	—	—	52	254,653
MFS International Growth Fund	(1,666)	—	—	6,743,056
MFS International New Discovery Fund	(35)	—	—	3,400,130
MFS International Value Fund	(642)	—	—	6,784,283
MFS Mid Cap Growth Fund	80	—	—	10,681,856
MFS Mid Cap Value Fund	(15)	—	—	10,653,066
MFS New Discovery Fund	(1,684)	—	—	2,519,020
MFS New Discovery Value Fund	681	—	—	2,517,374
MFS Research Fund	(739)	—	—	8,911,371
MFS Research International Fund	(1,670)	—	—	8,450,413
MFS Total Return Bond Fund	(1,143)	—	22,961	3,082,686
MFS Value Fund	(256)	—	63,216	12,827,720

	$(67,395)	$72,783	$184,428	$112,132,713

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2040 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class R5 (v)	2,507,163	$15,544,409
MFS Emerging Markets Equity Fund - Class R5	229,777	6,302,777
MFS Global Real Estate Fund - Class R5	1,017,891	16,011,427
MFS Growth Fund - Class R5	496,185	38,429,514
MFS Inflation-Adjusted Bond Fund - Class R5	769,084	7,983,091
MFS International Growth Fund - Class R5	795,966	22,295,018
MFS International New Discovery Fund - Class R5	428,556	12,758,115
MFS International Value Fund - Class R5	617,148	22,383,975
MFS Mid Cap Growth Fund - Class R5	2,028,798	31,994,151
MFS Mid Cap Value Fund - Class R5	1,511,858	31,869,974
MFS New Discovery Fund - Class R5	288,711	7,953,978
MFS New Discovery Value Fund - Class R5	602,643	7,930,785
MFS Research Fund - Class R5	635,865	25,447,320
MFS Research International Fund - Class R5	1,448,978	25,603,440
MFS Total Return Bond Fund - Class R5	742,415	7,995,812
MFS Value Fund - Class R5	1,069,954	38,165,246
Total Underlying Affiliated Funds		$318,669,032

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	44	$44
Total Investments		$318,669,076

Other Assets, Less Liabilities - 0.1%		221,887
Net Assets - 100.0%		$318,890,963

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$318,669,076	$—	$—	$318,669,076

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$258,425,938
Gross unrealized appreciation	65,476,379
Gross unrealized depreciation	(5,233,241)
Net unrealized appreciation (depreciation)	$60,243,138

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	2,284,977	283,351	(61,165)	2,507,163
MFS Emerging Markets Equity Fund	207,518	23,467	(1,208)	229,777
MFS Global Real Estate Fund	951,132	72,563	(5,804)	1,017,891
MFS Growth Fund	501,672	6,708	(12,195)	496,185
MFS Inflation-Adjusted Bond Fund	736,598	39,297	(6,811)	769,084
MFS Institutional Money Market Portfolio	283,753	8,279,643	(8,563,352)	44
MFS International Growth Fund	772,666	33,335	(10,035)	795,966
MFS International New Discovery Fund	418,740	14,366	(4,550)	428,556
MFS International Value Fund	600,090	24,306	(7,248)	617,148
MFS Mid Cap Growth Fund	2,035,310	27,993	(34,505)	2,028,798
MFS Mid Cap Value Fund	1,466,299	53,535	(7,976)	1,511,858
MFS New Discovery Fund	293,767	5,329	(10,385)	288,711
MFS New Discovery Value Fund	584,322	26,751	(8,430)	602,643
MFS Research Fund	632,099	9,613	(5,847)	635,865
MFS Research International Fund	1,409,536	62,167	(22,725)	1,448,978
MFS Total Return Bond Fund	707,507	41,263	(6,355)	742,415
MFS Value Fund	1,056,120	21,740	(7,906)	1,069,954

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(181,476)	$—	$—	$15,544,409
MFS Emerging Markets Equity Fund	(3,499)	—	—	6,302,777
MFS Global Real Estate Fund	(3,846)	158,213	77,319	16,011,427
MFS Growth Fund	28,097	83,276	—	38,429,514
MFS Inflation-Adjusted Bond Fund	(6,630)	—	—	7,983,091
MFS Institutional Money Market Portfolio	—	—	115	44
MFS International Growth Fund	1,956	—	—	22,295,018
MFS International New Discovery Fund	4,295	—	—	12,758,115
MFS International Value Fund	(659)	—	—	22,383,975
MFS Mid Cap Growth Fund	7,794	—	—	31,994,151
MFS Mid Cap Value Fund	(371)	—	—	31,869,974
MFS New Discovery Fund	829	—	—	7,953,978
MFS New Discovery Value Fund	1,433	—	—	7,930,785
MFS Research Fund	(1,900)	—	—	25,447,320
MFS Research International Fund	2,675	—	—	25,603,440
MFS Total Return Bond Fund	(1,872)	—	60,646	7,995,812
MFS Value Fund	(1,811)	—	188,771	38,165,246

	$(154,985)	$241,489	$326,851	$318,669,076

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2045 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	516,143	$3,200,086
MFS Emerging Markets Equity Fund - Class R5	47,148	1,293,256
MF Global Real Estate Fund - Class R5 (v)	208,869	3,285,509
MFS Growth Fund - Class R5	101,866	7,889,494
MFS Inflation-Adjusted Bond Fund - Class R5	157,492	1,634,768
MFS International Growth Fund - Class R5	163,521	4,580,217
MFS International New Discovery Fund - Class R5	87,941	2,618,008
MFS International Value Fund - Class R5	126,974	4,605,347
MFS Mid Cap Growth Fund - Class R5	415,851	6,557,965
MFS Mid Cap Value Fund - Class R5	310,246	6,539,991
MFS New Discovery Fund - Class R5	59,163	1,629,900
MFS New Discovery Value Fund - Class R5	123,720	1,628,150
MFS Research Fund - Class R5	130,205	5,210,802
MFS Research International Fund - Class R5	298,214	5,269,464
MFS Total Return Bond Fund - Class R5	152,091	1,638,030
MFS Value Fund - Class R5	219,107	7,815,567
Total Underlying Affiliated Funds		$65,396,554

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	230,300	$230,300
Total Investments		$65,626,854

Other Assets, Less Liabilities - (0.1)%		(84,151)
Net Assets - 100.0%		$65,542,703

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors

2

Supplemental Information (unaudited) – continued

specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$65,626,854	$—	$—	$65,626,854

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$60,835,743
Gross unrealized appreciation	5,752,093
Gross unrealized depreciation	(960,982)
Net unrealized appreciation (depreciation)	$4,791,111

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	456,832	72,119	(12,808)	516,143
MFS Emerging Markets Equity Fund	41,279	6,400	(531)	47,148
MFS Global Real Estate Fund	190,351	20,063	(1,545)	208,869
MFS Growth Fund	100,199	3,044	(1,377)	101,866
MFS Inflation-Adjusted Bond Portfolio	147,740	13,671	(3,919)	157,492
MFS Institutional Money Market Portfolio	126,102	3,098,194	(2,993,996)	230,300
MFS International Growth Fund	153,893	11,195	(1,567)	163,521
MFS International New Discovery Fund	83,260	5,141	(460)	87,941
MFS International Value Fund	119,768	7,790	(584)	126,974
MFS Mid Cap Growth Fund	407,442	13,444	(5,035)	415,851
MFS Mid Cap Value Fund	293,584	19,497	(2,835)	310,246
MFS New Discovery Fund	58,717	2,599	(2,153)	59,163
MFS New Discovery Value Fund	116,786	9,060	(2,126)	123,720
MFS Research Fund	126,291	4,736	(822)	130,205
MFS Research International Fund	280,121	21,713	(3,620)	298,214
MFS Total Return Bond Fund	142,203	13,403	(3,515)	152,091
MFS Value Fund	211,346	9,483	(1,722)	219,107

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(29,850)	$—	$—	$3,200,086
MFS Emerging Markets Equity Fund	(2,125)	—	—	1,293,256
MFS Global Real Estate Fund	(864)	32,426	15,846	3,285,509
MFS Growth Fund	999	16,853	—	7,889,494
MFS Inflation-Adjusted Bond Portfolio	(3,601)	—	—	1,634,768
MFS Institutional Money Market Portfolio	—	—	50	230,300
MFS International Growth Fund	(1,037)	—	—	4,580,217
MFS International New Discovery Fund	(19)	—	—	2,618,008
MFS International Value Fund	(472)	—	—	4,605,347
MFS Mid Cap Growth Fund	20	—	—	6,557,965
MFS Mid Cap Value Fund	(301)	—	—	6,539,991
MFS New Discovery Fund	(779)	—	—	1,629,900
MFS New Discovery Value Fund	116	—	—	1,628,150
MFS Research Fund	(474)	—	—	5,210,802
MFS Research International Fund	(1,046)	—	—	5,269,464
MFS Total Return Bond Fund	(740)	—	12,246	1,638,030
MFS Value Fund	(602)	—	38,304	7,815,567

	$(40,775)	$49,279	$66,446	$65,626,854

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2050 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	765,127	$4,743,790
MFS Emerging Markets Equity Fund - Class R5	69,735	1,912,833
MFS Global Real Estate Fund - Class R5	306,538	4,821,838
MFS Growth Fund - Class R5	149,411	11,571,903
MFS Inflation-Adjusted Bond Fund - Class R5	231,446	2,402,406
MFS International Growth Fund - Class R5	239,880	6,719,026
MFS International New Discovery Fund - Class R5	129,198	3,846,215
MFS International Value Fund - Class R5	185,776	6,738,093
MFS Mid Cap Growth Fund - Class R5	610,840	9,632,947
MFS Mid Cap Value Fund - Class R5	456,278	9,618,336
MFS New Discovery Fund - Class R5	87,111	2,399,914
MFS New Discovery Value Fund - Class R5	182,392	2,400,283
MFS Research Fund - Class R5	191,541	7,665,466
MFS Research International Fund - Class R5	437,185	7,725,068
MFS Total Return Bond Fund - Class R5	223,421	2,406,239
MFS Value Fund - Class R5	322,463	11,502,240
Total Underlying Affiliated Funds		$96,106,597

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	258,731	$258,731
Total Investments		$96,365,328

Other Assets, Less Liabilities - (0.1)%		(55,893)
Net Assets - 100.0%		$96,309,435

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$96,365,328	$—	$—	$96,365,328

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$86,509,453
Gross unrealized appreciation	11,348,611
Gross unrealized depreciation	(1,492,736)
Net unrealized appreciation (depreciation)	$9,855,875

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	666,622	122,827	(24,322)	765,127
MFS Emerging Markets Equity Fund	60,028	10,424	(717)	69,735
MFS Global Real Estate Fund	278,526	32,665	(4,653)	306,538
MFS Growth Fund	146,870	4,533	(1,992)	149,411
MFS Inflation-Adjusted Bond Fund	216,046	24,099	(8,699)	231,446
MFS Institutional Money Market Portfolio	371,340	4,534,521	(4,647,130)	258,731
MFS International Growth Fund	224,972	17,333	(2,425)	239,880
MFS International New Discovery Fund	121,719	8,394	(915)	129,198
MFS International Value Fund	175,055	12,164	(1,443)	185,776
MFS Mid Cap Growth Fund	597,199	19,834	(6,193)	610,840
MFS Mid Cap Value Fund	429,627	30,071	(3,420)	456,278
MFS New Discovery Fund	86,263	3,756	(2,908)	87,111
MFS New Discovery Value Fund	170,743	14,298	(2,649)	182,392
MFS Research Fund	184,790	7,657	(906)	191,541
MFS Research International Fund	409,752	31,818	(4,385)	437,185
MFS Total Return Bond Fund	208,040	22,492	(7,111)	223,421
MFS Value Fund	308,948	15,318	(1,803)	322,463

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(61,621)	$—	$—	$4,743,790
MFS Emerging Markets Equity Fund	(2,654)	—	—	1,912,833
MFS Global Real Estate Fund	(2,841)	47,588	23,257	4,821,838
MFS Growth Fund	2,541	24,797	—	11,571,903
MFS Inflation-Adjusted Bond Fund	(8,611)	—	—	2,402,406
MFS Institutional Money Market Portfolio	—	—	70	258,731
MFS International Growth Fund	(1,615)	—	—	6,719,026
MFS International New Discovery Fund	(124)	—	—	3,846,215
MFS International Value Fund	(1,081)	—	—	6,738,093
MFS Mid Cap Growth Fund	(319)	—	—	9,632,947
MFS Mid Cap Value Fund	(507)	—	—	9,618,336
MFS New Discovery Fund	(1,759)	—	—	2,399,914
MFS New Discovery Value Fund	139	—	—	2,400,283
MFS Research Fund	(517)	—	—	7,665,466
MFS Research International Fund	(1,565)	—	—	7,725,068
MFS Total Return Bond Fund	(2,031)	—	18,004	2,406,239
MFS Value Fund	(555)	—	56,277	11,502,240

	$(83,120)	$72,385	$97,608	$96,365,328

4

QUARTERLY REPORT

July 31, 2015

MFS® LIFETIME® 2055 FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 98.8%
MFS Commodity Strategy Fund - Class R5 (v)	98,260	$609,211
MFS Emerging Markets Equity Fund - Class R5	8,884	243,687
MFS Global Real Estate Fund - Class R5 (v)	38,731	609,234
MFS Growth Fund - Class R5	18,878	1,462,136
MFS Inflation-Adjusted Bond Fund - Class R5	29,346	304,612
MFS International Growth Fund - Class R5	30,450	852,897
MFS International New Discovery Fund - Class R5	16,370	487,342
MFS International Value Fund - Class R5	23,515	852,896
MFS Mid Cap Growth Fund - Class R5	77,262	1,218,423
MFS Mid Cap Value Fund - Class R5	57,800	1,218,423
MFS New Discovery Fund - Class R5	11,056	304,606
MFS New Discovery Value Fund - Class R5	23,146	304,604
MFS Research Fund - Class R5	24,357	974,755
MFS Research International Fund - Class R5	55,163	974,738
MFS Total Return Bond Fund - Class R5	28,283	304,606
MFS Value Fund - Class R5	40,989	1,462,089
Total Underlying Affiliated Funds		$12,184,259

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	162,779	$162,779
Total Investments		$12,347,038

Other Assets, Less Liabilities - (0.1)%		(17,746)
Net Assets - 100.0%		$12,329,292

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors

Supplemental Information (unaudited) – continued

specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,347,038	$—	$—	$12,347,038

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$11,724,636
Gross unrealized appreciation	766,874
Gross unrealized depreciation	(144,472)
Net unrealized appreciation (depreciation)	$622,402

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	79,829	23,432	(5,001)	98,260
MFS Emerging Markets Equity Fund	7,220	1,874	(210)	8,884
MFS Global Real Estate Fund	33,550	6,010	(829)	38,731
MFS Growth Fund	17,721	1,658	(501)	18,878
MFS Inflation-Adjusted Bond Fund	25,982	4,825	(1,461)	29,346
MFS Institutional Money Market Portfolio	130,040	930,733	(897,994)	162,779
MFS International Growth Fund	27,048	3,691	(289)	30,450
MFS International New Discovery Fund	14,588	1,923	(141)	16,370
MFS International Value Fund	21,072	2,682	(239)	23,515
MFS Mid Cap Growth Fund	72,084	7,394	(2,216)	77,262
MFS Mid Cap Value Fund	51,777	7,115	(1,092)	57,800
MFS New Discovery Fund	10,450	1,179	(573)	11,056
MFS New Discovery Value Fund	20,595	3,148	(597)	23,146
MFS Research Fund	22,269	2,581	(493)	24,357
MFS Research International Fund	49,153	6,632	(622)	55,163
MFS Total Return Bond Fund	25,027	4,615	(1,359)	28,283
MFS Value Fund	37,212	4,642	(865)	40,989

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(10,716)	$—	$—	$609,211
MFS Emerging Markets Equity Fund	(716)	—	—	243,687
MFS Global Real Estate Fund	(524)	5,970	2,917	609,234
MFS Growth Fund	(136)	3,068	—	1,462,136
MFS Inflation-Adjusted Bond Fund	(348)	—	—	304,612
MFS Institutional Money Market Portfolio	—	—	37	162,779
MFS International Growth Fund	(293)	—	—	852,897
MFS International New Discovery Fund	(84)	—	—	487,342
MFS International Value Fund	(226)	—	—	852,896
MFS Mid Cap Growth Fund	(121)	—	—	1,218,423
MFS Mid Cap Value Fund	(93)	—	—	1,218,423
MFS New Discovery Fund	(272)	—	—	304,606
MFS New Discovery Value Fund	19	—	—	304,604
MFS Research Fund	(276)	—	—	974,755
MFS Research International Fund	(399)	—	—	974,738
MFS Total Return Bond Fund	(301)	—	2,209	304,606
MFS Value Fund	(257)	—	6,952	1,462,089

	$(14,743)	$9,038	$12,115	$12,347,038

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.